Trade receivables, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade receivables, net
Trade receivables	$ 459	$ 1,379
Less: allowance for expected credit losses	(3)	(243)	$ 0
Total trade receivables, net	456	1,136
Write off of uncollectible accounts receivable	184	0	0
Balance at the beginning of the year	243	0
Provisions for doubtful accounts	3	243
Reversal for doubtful accounts	(60)	0
Write offs	(184)	0
Changes due to foreign exchange	1	0
Balance at the end of the year	$ 3	$ 243	$ 0